TRADE RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Estimated losses on doubtful debts	R$ (246,153)	R$ (212,088)	R$ (226,053)
Trade receivable, after estimated losses on doubtful debts	2,299,734	2,808,827
Trade receivables	2,397,033	2,900,998
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivable, before estimated losses on doubtful debts	2,545,887	3,020,915
Third Parties [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Trade receivable, before estimated losses on doubtful debts	1,241,180	1,457,840
Third Parties [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Trade receivable, before estimated losses on doubtful debts	1,304,707	1,563,075
Related Partie [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 97,299	R$ 92,171